Supplement Dated October 27, 2010
To The Summary Prospectus Dated May 1, 2010

Supplement Dated October 27, 2010
To The Prospectus Dated May 1, 2010

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

Effective September 27, 2010, in the summary prospectus for the JNL/Lazard Mid Cap Equity Fund, please delete the table entitled “Portfolio Managers” in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Christopher Blake	1998	Managing Director
Daniel Breslin	2010	Director
Andrew Lacey	1998	Deputy Chairman
Robert A. Failla	2005	Director

Effective September 27, 2010, in the prospectus for the JNL/Lazard Mid Cap Equity Fund, please delete the second paragraph of the section entitled “The Sub-Adviser and Portfolio Management” in its entirety and replace it with the following:

The Fund is managed on a team basis by Christopher Blake, Daniel Breslin, Andrew Lacey, and Robert A. Failla.  Mr. Blake has been with Lazard since 1995.  Mr. Blake is a Managing Director of Lazard.  Mr. Breslin is a Director of Lazard and has been with Lazard since 2002.  Mr. Lacey has been with Lazard since 1996.  He is a portfolio manager and Deputy Chairman of Lazard.  Mr. Lacey and Mr. Blake have shared responsibility for the day-to-day management of the Fund since January 2001 and November 2001, respectively. Mr. Failla is Director and portfolio manager and has been with Lazard since 2003.

This Supplement is dated October 27, 2010.

(To be used with VC5825 05/10, VC5884 05/10, VC5885 05/10, NV5825 05/10, HR105 05/10 and VC2440 05/10.)

CMX6354 10/10

Supplement Dated October 27, 2010
To The Summary Prospectus Dated May 1, 2010

Supplement Dated October 27, 2010
To The Prospectus Dated May 1, 2010

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

Effective September 27, 2010, in the summary prospectus for the JNL/Lazard Mid Cap Equity Fund, please delete the table entitled “Portfolio Managers” in its entirety and replace it with the following:

Portfolio Managers:
Name:	Joined Management Team In:	Title:
Christopher Blake	1998	Managing Director
Daniel Breslin	2010	Director
Andrew Lacey	1998	Deputy Chairman
Robert A. Failla	2005	Director

Effective October 18, 2010, in the summary prospectus for the JNL/Franklin Templeton Founding Strategy Fund, please delete the table entitled “Portfolio Managers” in its entirety and replace it with the following:

Portfolio Manager:
Name:	Joined Management Team In:	Title:
Saumen Chattapadhyay	2010	Vice President – Investment Management

Effective October 18, 2010, in the summary prospectus for the JNL/Mellon Capital Management Index 5 Fund, please delete the table entitled “Portfolio Managers” in its entirety and replace it with the following:

Portfolio Manager:
Name:	Joined Management Team In:	Title:
Saumen Chattapadhyay	2010	Vice President – Investment Management

Effective October 18, 2010, in the summary prospectus for the JNL/Mellon Capital Management 10 x 10 Fund, please delete the table entitled “Portfolio Managers” in its entirety and replace it with the following:

Portfolio Manager:
Name:	Joined Management Team In:	Title:
Saumen Chattapadhyay	2010	Vice President – Investment Management

Effective October 18, 2010, in the summary prospectus for the JNL/S&P 4 Fund, please delete the table entitled “Portfolio Managers” in its entirety and replace it with the following:

Portfolio Manager:
Name:	Joined Management Team In:	Title:
Saumen Chattapadhyay	2010	Vice President – Investment Management

Effective September 27, 2010, in the prospectus for the JNL/Lazard Mid Cap Equity Fund, please delete the second paragraph of the section entitled “The Sub-Adviser and Portfolio Management” in its entirety and replace it with the following:

The Fund is managed on a team basis by Christopher Blake, Daniel Breslin, Andrew Lacey, and Robert A. Failla.  Mr. Blake has been with Lazard since 1995.  Mr. Blake is a Managing Director of Lazard.  Mr. Breslin is a Director of Lazard and has been with Lazard since 2002.  Mr. Lacey has been with Lazard since 1996.  He is a portfolio manager and Deputy Chairman of Lazard.  Mr. Lacey and Mr. Blake have shared responsibility for the day-to-day management of the Fund since January 2001 and November 2001, respectively. Mr. Failla is Director and portfolio manager and has been with Lazard since 2003.

Effective October 18, 2010, in the prospectus for the JNL/Franklin Templeton Founding Strategy Fund, please delete the second through fifth paragraphs of the section entitled “The Sub-Adviser and Portfolio Management” in its entirety and replace it with the following:

Saumen Chattopadhyay is Vice President, Investment Management of JNAM as of October 2010.  Mr. Chattopadhyay is responsible for reviewing the allocations made to the Fund and the application of the Fund’s investment strategy.

Prior to joining JNAM, Mr. Chattopadhyay was Director of Quantitative Management at Harbor Capital Advisors Inc. (“Harbor Capital”) and Portfolio Manager for Harbor Capital’s Target Retirement Funds from January 2009 to September 2010, and was a Senior Financial Analyst from August 2003 to December 2008.  At Harbor Capital, Mr. Chattopadhyay directed asset allocation, manager research and due diligence, performance analytics and portfolio attribution and was a senior member of Harbor Capital’s Investment Committee.  Prior to his time at Harbor Capital, Mr. Chattopadhyay was Assistant General Manager at IDBI in Mumbai, India where he launched the IDBI mutual fund, managed project appraisals and investment banking relationships.

Mr. Chattopadhyay holds his Bachelors and Masters in Accounting and Finance from the University of Calcutta and his MBA (Finance) from the University of Toledo.  Mr. Chattopadhyay is also a Certified Public Accountant and also has a Fellow Chartered Accountant designation from India.

Effective October 18, 2010, in the prospectus for the JNL/Mellon Capital Management Index 5 Fund, please delete the second through fifth paragraphs of the section entitled “The Sub-Adviser and Portfolio Management” in its entirety and replace it with the following:

Saumen Chattopadhyay is Vice President, Investment Management of JNAM as of October 2010.  Mr. Chattopadhyay is responsible for reviewing the allocations made to the Fund and the application of the Fund’s investment strategy.

Prior to joining JNAM, Mr. Chattopadhyay was Director of Quantitative Management at Harbor Capital Advisors Inc. (“Harbor Capital”) and Portfolio Manager for Harbor Capital’s Target Retirement Funds from January 2009 to September 2010, and was a Senior Financial Analyst from August 2003 to December 2008.  At Harbor Capital, Mr. Chattopadhyay directed asset allocation, manager research and due diligence, performance analytics and portfolio attribution and was a senior member of Harbor Capital’s Investment Committee.  Prior to his time at Harbor Capital, Mr. Chattopadhyay was Assistant General Manager at IDBI in Mumbai, India where he launched the IDBI mutual fund, managed project appraisals and investment banking relationships.

Mr. Chattopadhyay holds his Bachelors and Masters in Accounting and Finance from the University of Calcutta and his MBA (Finance) from the University of Toledo.  Mr. Chattopadhyay is also a Certified Public Accountant and also has a Fellow Chartered Accountant designation from India.

Effective October 18, 2010, in the prospectus for the JNL/Mellon Capital Management 10 x 10 Fund, please delete the second through fifth paragraphs of the section entitled “The Sub-Adviser and Portfolio Management” in its entirety and replace it with the following:

Saumen Chattopadhyay is Vice President, Investment Management of JNAM as of October 2010.  Mr. Chattopadhyay is responsible for reviewing the allocations made to the Fund and the application of the Fund’s investment strategy.

Prior to joining JNAM, Mr. Chattopadhyay was Director of Quantitative Management at Harbor Capital Advisors Inc. (“Harbor Capital”) and Portfolio Manager for Harbor Capital’s Target Retirement Funds from January 2009 to September 2010, and was a Senior Financial Analyst from August 2003 to December 2008.  At Harbor Capital, Mr. Chattopadhyay directed asset allocation, manager research and due diligence, performance analytics and portfolio attribution and was a senior member of Harbor Capital’s Investment Committee.  Prior to his time at Harbor Capital, Mr. Chattopadhyay was Assistant General Manager at IDBI in Mumbai, India where he launched the IDBI mutual fund, managed project appraisals and investment banking relationships.

Mr. Chattopadhyay holds his Bachelors and Masters in Accounting and Finance from the University of Calcutta and his MBA (Finance) from the University of Toledo.  Mr. Chattopadhyay is also a Certified Public Accountant and also has a Fellow Chartered Accountant designation from India.

Effective October 18, 2010, in the prospectus for the JNL/S&P 4 Fund, please delete the second through fifth paragraphs of the section entitled “The Sub-Adviser and Portfolio Management” in its entirety and replace it with the following:

Saumen Chattopadhyay is Vice President, Investment Management of JNAM as of October 2010.  Mr. Chattopadhyay is responsible for reviewing the allocations made to the Fund and the application of the Fund’s investment strategy.

Prior to joining JNAM, Mr. Chattopadhyay was Director of Quantitative Management at Harbor Capital Advisors Inc. (“Harbor Capital”) and Portfolio Manager for Harbor Capital’s Target Retirement Funds from January 2009 to September 2010, and was a Senior Financial Analyst from August 2003 to December 2008.  At Harbor Capital, Mr. Chattopadhyay directed asset allocation, manager research and due diligence, performance analytics and portfolio attribution and was a senior member of Harbor Capital’s Investment Committee.  Prior to his time at Harbor Capital, Mr. Chattopadhyay was Assistant General Manager at IDBI in Mumbai, India where he launched the IDBI mutual fund, managed project appraisals and investment banking relationships.

Mr. Chattopadhyay holds his Bachelors and Masters in Accounting and Finance from the University of Calcutta and his MBA (Finance) from the University of Toledo.  Mr. Chattopadhyay is also a Certified Public Accountant and also has a Fellow Chartered Accountant designation from India.

This Supplement is dated October 27, 2010.

(To be used with JMV2731 10/10, VC4224 10/10, JMV5763 10/10, JMV5763P 10/10, VC5890 10/10, VC5869 10/10, VC5995 10/10, JMV5765 10/10, VC3656 05/10, VC5526 05/10, FVC4224FT 05/10, VC3723 05/10, VC3657 05/10, NMV2731 10/10, NV4224 10/10, NV5869 10/10, NV5890 10/10, NV3174CE 05/10, NV5526 05/10, and NV3784 05/10.)

CMV6357 10/10

Supplement Dated October 27, 2010
To The Statement of Additional Information
Dated October 11, 2010

JNL® Series Trust

Please note that the changes apply to your variable annuity and/or variable life product(s).

Effective October 18, 2010, on page 134, please delete in the section entitled “Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest” the table for the JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, and JNL/S&P 4 Fund in its entirety and replace with the following:

JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, and the JNL/S&P 4 Fund
Saumen Chattapadhyay*	Number Of Accounts	Total Assets ($Mil)
registered investment companies:	0	$0
other pooled investment vehicles:	0	$0
other accounts:	0	$0
*Mr. Chattapadhyay became a portfolio manager to the listed Funds in October 2010.

Effective October 18, 2010, on page 135, please delete the table entitled “Security Ownership of Portfolio Manager(s) for the JNL/Franklin Templeton Founding Strategy Fund, JNL/Mellon Capital Management Index 5 Fund, JNL/Mellon Capital Management 10 x 10 Fund, and JNL/S&P 4 Fund” in its entirety and replace with the following:

Security Ownership of Portfolio Manager(s) for the JNL/Franklin Templeton Founding Strategy Fund, the JNL/Mellon Capital Management Index 5 Fund, the JNL/Mellon Capital Management 10 x 10 Fund, and the JNL/S&P 4 Fund

Security Ownership of Portfolio Managers	Saumen Chattapadhyay
None	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

Effective September 27, 2010, on page 142, in the section entitled “Other Accounts Managed by the Portfolio Manager and Potential Conflicts of Interest” please add the following to the table for the JNL/Lazard Mid Cap Equity Fund in its entirety and replace with the following:

				Performance Fee Accounts
Portfolio Manager	Category of Account	# of Accounts	AUM	# of Accounts	AUM
Daniel Breslin	Other Pooled Vehicles	1	$8,288,035	0	$0
	Other Accounts	19	$145,442,796	0	$0
	Reg Investment Companies	3	$321,145,543	0	$0

Effective September 27, 2010, on page 135, please delete the table entitled “Security Ownership of Portfolio Manager(s) for the JNL/Lazard Mid Cap Equity Fund” in its entirety and replace with the following:

Security Ownership of Portfolio Managers for the JNL/Lazard Mid Cap Equity Fund

Security Ownership of Portfolio Managers	Andrew Lacey	Robert A. Failla	Christopher H. Blake	Daniel Breslin
None	X	X	X	X
$1-$10,000
$10,001-$50,000
$50,001-$100,000
$100,001-$500,000
$500,001-$1,000,000
Over $1,000,000

This Supplement is dated October 27, 2010.

(To be used with V3180 10/10 and V3180PROXY 10/10.)

CMX6358 10/10